Revenue and Related Matters - Costs to obtain a contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Roll Forward]
Balance at beginning of period	$ 288	$ 377	$ 440
Capitalization of costs to obtain a contract	362	528	1,387
Recognition of costs to obtain a contract	(358)	(617)	(1,450)
Balance at end of period	$ 292	$ 288	$ 377